Disaggregated Revenues - Schedule of Company’s Breakdown of Export Revenue Destination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 53,073,612	$ 87,116,178	$ 139,979,940
Breakdown of export revenue destination percentage	100.00%	100.00%	100.00%
United States [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 37,762,127	$ 61,745,629	$ 122,275,056
Breakdown of export revenue destination percentage	71.14%	70.88%	87.35%
United Kingdom [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 3,704,292	$ 6,012,265	$ 3,725,207
Breakdown of export revenue destination percentage	6.98%	6.90%	2.66%
The Netherlands [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 2,848,598	$ 6,401,024	$ 7,703,309
Breakdown of export revenue destination percentage	5.37%	7.35%	5.50%
Others (Note) [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 8,758,595	$ 12,957,260	$ 6,276,368
Breakdown of export revenue destination percentage	16.51%	14.87%	4.49%